INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization of Intangible Assets	$ 497	$ 948	$ 973